Capital structure, Share Capital, Movement in Issued Capital (Details) $ in Thousands		12 Months Ended
		Jun. 30, 2025 USD ($) Vote shares		Jun. 30, 2024 USD ($) shares		Jun. 30, 2023 USD ($) shares
Reconciliation of movement [Abstract]
Balance at the beginning of the financial year (in shares) | shares		2,325,614,708		2,098,818,267
Balance at the beginning of the financial year		$ 281,671		$ 255,364
Ordinary shares (in shares) | shares		252,500,000		213,602,562
Ordinary shares		$ 16,412		$ 25,141
Ordinary shares non-cash (in shares) | shares		0		0
Ordinary shares non-cash		$ 0		$ 0
Exercise of unlisted options (in shares) | shares	[1]	0		357,710
Exercise of unlisted options	[1]	$ 0		$ 54
Performance rights vested (in shares) | shares		30,057,808	[2]	12,836,169	[2]	7,518,847
Performance rights vested	[2]	$ 5,186		$ 1,892
Share issue costs		$ (618)		$ (780)		$ (12)
Balance at the end of the financial period (in shares) | shares		2,608,172,516		2,325,614,708		2,098,818,267
Balance at the end of the financial period		$ 302,651		$ 281,671		$ 255,364
Number of votes by member or proxy | Vote		1
Number of votes per share | Vote		1

[1]	Value of unlisted options exercised equals the sum of the exercise price received plus the fair value transferred from the equity compensation reserve
[2]	Ordinary shares issued to employees upon vesting of performance rights